Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	$ 278	$ 283
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		83	99
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		47	46
Net Amounts		148	138
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	94	61
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		6	4
Net Amounts		88	57
Commodity | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	19	76
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		12	9
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral			6
Net Amounts		7	61
Commodity | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	6	4
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		6	4
Commodity | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet			6
Net Amounts			6
Commodity | Exchange
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	115	120
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		68	80
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		47	40
Interest rate | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	142	85
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		1	8
Net Amounts		141	77
Interest rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	88	57
Net Amounts		88	57
Interest rate | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		17
Net Amounts		17
Foreign currency | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	2	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		2	2
Foreign currency | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		2	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		$ 2	$ 2

[1]	Excludes $1 million of derivative liabilities at December 31, 2018 and 2017, which are not subject to master netting or similar arrangements.
[2]	Excludes $9 million and $5 million of derivative liabilities at December 31, 2018 and 2017, respectively, which are not subject to master netting or similar arrangements.